Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Financial assets (liabilities)	$ (74,251)	$ (72,303)
Trade and other payables
Financial liabilities
Financial liabilities	(61,338)	(48,264)
Derivatives
Financial liabilities
Financial liabilities	(13,921)	(8,402)
Accruals
Financial liabilities
Financial liabilities	(6,606)	(5,502)
Lease liabilities
Financial liabilities
Financial liabilities	(8,611)	(9,262)
Borrowings
Financial liabilities
Financial liabilities	(61,176)	(72,664)
Other financial assets
Financial assets
Financial assets	2,824	3,079
Loans
Financial assets
Financial assets	1,277	1,298
Trade and other receivables
Financial assets
Financial assets	27,191	20,252
Derivatives
Financial assets
Financial assets	12,750	12,747
Cash and cash equivalents
Financial assets
Financial assets	30,681	31,111
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(79,710)	(86,302)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(58,660)	(44,960)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(6,606)
Financial assets (liabilities)		(5,502)
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities	(8,611)	(9,262)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities	(61,176)	(72,664)
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities	(13,456)	(8,320)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)		2,616
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities	(465)	82
Measured at amortized cost | Loans
Financial assets
Financial assets	1,045	929
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	27,191	20,252
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	27,107	24,905
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	5,576	11,383
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	2,824	3,079
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	232	369
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets	12,402	10,049
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	3,574	6,206
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(117)
Derivative hedging instruments | Derivatives
Financial assets
Financial assets	$ 348	$ 2,698